Stock-Based Compensation Plans (Activity Related To Stock Option Plans (B-Plan)) (Details) (Stock Unit Plans (B-plan) [Member], JPY ¥)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Stock Unit Plans (B-plan) [Member]
Granted, outstanding number of shares	59,187,700	12,524,300	8,223,900
Exercised, outstanding number of shares	(6,870,600)	(6,122,900)	(2,779,700)
Forfeited, outstanding number of shares	(4,145,200)	(2,333,400)	(561,600)
Granted, Weighted-average grant date fair value per share	¥ 638	¥ 618	¥ 1,560
Exercised, Weighted-average grant date fair value per share	¥ 1,651	¥ 2,283	¥ 2,248
Forfeited, Weighted-average grant date fair value per share	¥ 634	¥ 726	¥ 1,958
Outstanding (number of shares)	69,787,000	21,615,100	17,547,100	12,664,500
Weighted-average grant date fair value per share	¥ 716	¥ 1,211	¥ 1,944	¥ 2,260